6. Common Shares	12 Months Ended
Dec. 31, 2018
Notes
6. Common Shares

6.    Common Shares

Year Ended December 31, 2018

(a)   On January 12, 2018, the Company issued 48,333,332 common shares for proceeds of $145,000, of which $120,000 was received as at December 31, 2017. Of this amount, 21,666,666 common shares were issued to directors of the Company for proceeds of $65,000 which were all received as at December 31, 2017.

(b)  On January 12, 2018, the Company issued 1,500,000 common shares for consulting services with a fair value of $9,000.

(c)   On February 6, 2018, the Company issued 6,403,941 common shares with a fair value of $38,424 upon the conversion of $13,000 of convertible debentures and derivative liability of $39,041 resulting in a gain on settlement of $13,617.

(d)  On February 14, 2018, the Company issued 6,862,745 common shares with a fair value of $34,314 upon the conversion of $14,000 of convertible debentures and derivative liability of $26,289 resulting in a gain on settlement of $5,975.

(e)   On March 6, 2018, the Company issued 5,611,111 common shares with a fair value of $22,444 upon the conversion of $8,000 of convertible debentures, $2,100 of accrued interest, and $16,329 of derivative liability resulting in a gain on settlement of $3,985.

(f)   Between April 2018 and July 2018, the Company issued 10,000,000 common shares for proceeds of $30,000 to a director of the Company and family members of a director of the Company.

(g)  On August 20, 2018, the Company issued 35,000,000 common shares for consulting services with a fair value of $145,411.

(h)  On August 27, 2018, the Company issued 15,000,000 common shares to directors and officers of the Company for services with a fair value of $60,000.

(i)   On August 27, 2018, the Company issued 10,000,000 common shares for services with a fair value of $40,000, which included 5,000,000 common shares with a fair value of $20,000 to a director of the Company.

Year Ended December 31, 2017

(j)   On February 1, 2017, the Company issued 5,820,237 common shares with a fair value of $46,562 for the conversion of $9,497 of convertible debenture, $3,499 of accrued interest, and $41,864 of derivative liability resulting in a gain on settlement of $8,298.

(k)  On May 11, 2017, the Company issued 33,333,333 common shares for proceeds of $100,000, 8,333,333 for $25,000 of which were issued to a Director.

(l)   On August 8, 2017, the Company 2,400,000 common shares with a fair value of $21,600 for the conversion of $12,000 of financing fees and $12,976 of derivative liability resulting in a gain on settlement of $3,376.

(m) On August 10, 2017, the Company issued 2,727,273 common shares with a fair value of $21,818 for the conversion of $12,000 of convertible debenture and $13,043 of derivative liability resulting in a gain on settlement of $3,225.

(n)  On August 11, 2017, the Company issued 20,000,000 common shares for proceeds of $60,000.

(o)  On August 22, 2017, the Company issued 3,614,458 common shares with a fair value of $25,301 for the conversion of $10,500 of convertible debenture, $4,500 of financing fees, and $13,962 of derivative liability resulting in a gain on settlement of $3,661.

(p)  On August 28, 2018, the Company issued 2,600,000 common shares with a fair value of $20,800 for the conversion of $7,612 of convertible debenture, $500 of financing fees, and $13,382 of derivative liability resulting in a gain on settlement of $694.

(q)  On September 5, 2017, the Company issued 3,283,333 common shares with a fair value of $19,700 for the conversion of $10,500 of convertible debenture, $1,320 of accrued interest, and $8,692 of derivative liability resulting in a gain on settlement of $812.

(r)   On September 14, 2017, the Company issued 3,700,000 common shares with a fair value of $22,200 for the conversion of $7,492 of convertible debenture, $500 of financing fees, and $14,547 of derivative liability resulting in a gain on settlement of $339.

(s)   On September 28, 2017, the Company issued 6,908,717 common shares with a fair value of $69,087 for the conversion of $14,896 of convertible debentures, $2,405 of accrued interest, $500 of financing fees, and $52,264 of derivative liability resulting in a gain on settlement of $3,721.

(t)   On November 12, 2017, the Company issued 26,666,667 common shares for proceeds of $80,000, 10,000,000 and $30,000 of which were issued to a Director.

(u)  On November 12, 2017, the Company issued 17,500,000 common shares to officers and directors of the Company for services with a fair value of $125,411.

(v)  On November 12, 2017, the Company issued 25,000,000 common shares for services with a fair value of $129,863.

Year Ended December 31, 2016

(w) On January 11, 2016, the Company issued 15,000,000 common shares at $0.01 per share for proceeds of $150,000, which were received during the year ended December 31, 2015. In connection with the share issuance, the Company incurred share issuance costs of $10,000.

(x)  On February 4, 2016, the Company issued 5,000,000 common shares to a director at $0.01 per share for proceeds of $50,000.

(y)  On September 16, 2016, the Company issued 800,000 common shares with a fair value of $10,480 as part of the convertible debt entered on September 13, 2016.

(z)   On October 27, 2016, the Company issued 35,000,000 common shares with a fair value of $397,125 to directors of the Company as director's fee.

(aa) On October 27, 2016, the Company issued 17,500,000 common shares with a fair value of $197,500 for consulting services.

(bb) On October 27, 2016, the Company issued 1,500,000 common shares with a fair value of $16,500 for legal services.

(cc) During the year ended December 31, 2016, the Company issued an aggregate of 39,966,876 common shares with a fair value of $540,412 upon the conversion of $165,636 of convertible notes payable and accrued interest.